Guarantees and Charges (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Guarantees and Charges (Details) [Line Items]
Contingent liability	$ 3,000
Value of loans for which collateral has been pledged description	the Company secured a debt facility from an Israeli bank (see Note 14) pursuant to which, the Company undertook not to create any first ranking floating charge over all or materially all of its property and assets in favor of any third party unless certain terms, as defined in the loan agreement, have been satisfied.
Contingent liability for guarantees [member]
Guarantees and Charges (Details) [Line Items]
Contingent liability	$ 308